PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 43,700	$ 41,150
Accumulated Depreciation	14,973	14,281
Construction in Progress	2,582	2,100
Total	31,309	28,969
Transmission
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	23,602	22,359
Accumulated Depreciation	7,437	7,100
Construction in Progress	2,191	1,616
Total	18,356	16,875
Distribution
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	15,338	14,335
Accumulated Depreciation	5,050	4,813
Construction in Progress	301	318
Total	10,589	9,840
Communication
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,361	1,341
Accumulated Depreciation	1,261	1,183
Construction in Progress	44	32
Total	144	190
Administration and service
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	2,578	2,382
Accumulated Depreciation	1,101	1,063
Construction in Progress	46	134
Total	1,523	1,453
Easements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	821	733
Accumulated Depreciation	124	122
Construction in Progress	0	0
Total	$ 697	$ 611